SHARE-BASED COMPENSATION (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2016	Jun. 30, 2016
SHARE-BASED COMPENSATION
Schedule of information about options
	2016	2015
Number of options awarded	178,500	30,000
Compensation expense recognized	$106,000	$189,000
Weighted average award-date fair value of options outstanding	$4.08	$5.67

	2016	2015
Number of options granted	183,860	476,106
Compensation expense recognized	$352,653	$643,980
Compensation cost capitalized	—	—
Weighted average grant-date fair value of options outstanding	$5.03	$5.13

Schedule of significant assumptions used to compute the fair market values of employee and director stock options granted
	2016	2015
Risk-free interest rate	0.47-1.86%	1.74%
Dividend yield	0%	0%
Volatility factor	109-157%	109%
Expected life (years)	1.0-4.73	2.88

	2016	2015
Risk-free interest rate	0.36 - 1.01%	0.07 - 0.93%
Dividend yield	0%	0%
Volatility factor	109 - 148%	65 - 216%
Expected life (years)	0.5 - 2.875	0.5 - 2.875

Summary of employee stock options issued and outstanding

	Options	Weighted Average Exercise Price	Aggregate intrinsic value	Weighted average remaining contractual term (years)
Options outstanding at July 1, 2016	1,016,997	$5.03	$—	3.19
Awarded	178,500	1.06
Exercised	(20,000)	0.90
Forfeited	—	—
Expired	(16,250)	34.43

Options outstanding at December 31, 2016	1,159,247	$4.08	$883,620	2.54

Options exercisable at December 31, 2016	959,550	$4.72	$646,342	2.09

	Options	Weighted Average Share Price	Aggregate intrinsic value	Weighted average remaining contractual life (years)
Options outstanding at July 1, 2014	1,441,727	$8.76	$8,327	3.14
Granted	476,106	1.40
Exercised	—	—
Forfeited	(517,853)	4.21
Expired	(218,026)	10.71

Options outstanding at June 30, 2015	1,181,954	$7.43	$—	3.39

Granted	183,860	0.54
Exercised	—	—
Forfeited	(39,175)	1.39
Expired	(309,642)	12.01

Options outstanding at June 30, 2016	1,016,997	$5.03	$—	3.19

Options exercisable at June 30, 2016	919,396	$5.50	$—	3.00

Schedule of stock options outstanding and exercisable

Options outstanding and exercisable as of December 31, 2016
Exercise Price	Outstanding Number of Shares	Remaining Life	Exercisable Number of Shares
$0.41-4.00	245,525	Less than1 year	245,525
$0.41-4.00	57,916	1 year	57,916
$0.41-4.00	136,296	2 years	136,296
$0.41-4.00	226,720	3 years	226,720
$0.41-4.00	112,610	4 years	71,405
$0.41-4.00	158,492	5 years	—
$4.01-10.00	79,563	Less than 1 year	79,563
$4.01-10.00	38,625	1 year	38,625
$4.01-10.00	4,062	2 years	4,062
$4.01-10.00	7,000	3 years	7,000
$10.01-20.00	13,125	Less than 1 year	13,125
$10.01-20.00	17,500	4 years	17,500
$20.01-30.00	3,750	Less than 1 year	3,750
$20.01-30.00	28,500	4 years	28,500
$30.01-40.00	12,500	Less than 1 year	12,500
$30.01-40.00	13,313	5 years	13,313
$40.01-48.72	3,750	4 years	3,750

	1,159,247		959,550

Options outstanding and exercisable as of June 30, 2016

Exercise Price	Outstanding Number of Shares	Remaining Life	Exercisable Number of Shares
$0.42 - 4.00	71,250	1 year	71,250
$0.42 - 4.00	78,855	2 years	78,855
$0.42 - 4.00	197,390	3 years	197,390
$0.42 - 4.00	348,954	4 years	333,963
$0.42 - 4.00	82,610	5 years	—
$4.01 - 10.00	97,938	1 year	97,938
$4.01 - 10.00	9,000	2 years	9,000
$4.01 - 10.00	4,062	3 years	4,062
$4.01 - 10.00	18,250	4 years	18,250
$10.01 - 20.00	1,875	1 year	1,875
$10.01 - 20.00	28,750	4 years	28,750
$20.01 - 30.00	1,250	1 year	1,250
$20.01 - 30.00	31,000	4 years	31,000
$30.01 - 40.00	16,250	1 year	16,250
$30.01 - 40.00	25,813	5 years	25,813
$40.01 - 50.00	3,750	5 years	3,750

	1,016,997		919,396

Options outstanding and exercisable as of June 30, 2015

Exercise Price	Outstanding Number of Shares	Remaining Life	Exercisable Number of Shares
$0.90 - 4.00	121,067	1 year	121,067
$0.90 - 4.00	88,264	3 years	68,842
$0.90 - 4.00	217,707	4 years	187,716
$0.90 - 4.00	375,000	5 years	—
$4.01 - 10.00	43,498	1 year	43,498
$4.01 - 10.00	107,126	2 years	106,502
$4.01 - 10.00	13,062	3 years	10,281
$4.01 - 10.00	22,000	5 years	22,000
$10.01 - 20.00	1,250	1 year	1,250
$10.01 - 20.00	1,875	2 years	1,875
$10.01 - 20.00	28,750	5 years	28,750
$20.01 - 30.00	16,667	1 year	16,667
$20.01 - 30.00	1,250	2 years	1,250
$20.01 - 30.00	31,625	5 years	31,625
$30.01 - 40.00	74,000	1 year	74,000
$30.01 - 40.00	27,563	6 years	27,563
$40.01 - 50.00	6,250	1 year	6,250
$40.01 - 50.00	5,000	6 years	5,000

	1,181,954		754,136

Summary of common stock warrants issued and outstanding

	Warrants	Weighted Average Share Price	Aggregate intrinsic value	Weighted average remaining contractual life(years)
Outstanding at year ended June 30, 2014	32,358	$11.69	$—	1.12
Granted	—	—
Exercised	—	—
Expired	(6,375)	7.84

Outstanding at year ended June 30, 2015	25,983	$12.64	$—	0.30

Schedule of warrants outstanding and exercisable

Warrants outstanding and exercisable as of June 30, 2015

Exercise Price	Outstanding Number of Shares	Remaining Life	Exercisable Number of Shares
$12.64	25,983	0.30 year	25,983

	25,983		25,983